Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Fund
July 31, 2024
MER-NPRT3-0924
1.9891246.105
Common Stocks - 93.7%
	Shares	Value ($)
Brazil - 5.5%
Banco BTG Pactual SA unit	7,360,834	42,438,195
Banco do Brasil SA	6,327,876	29,703,086
Gerdau SA sponsored ADR ADR	12,700,900	41,150,916
Hapvida Participacoes e Investimentos SA (a)(b)	41,264,405	29,692,658
Localiza Rent a Car SA	1,549,000	12,003,336
Nu Holdings Ltd. Class A (a)	5,114,210	62,035,367
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,568,280	22,379,356
Raia Drogasil SA	2,678,399	13,069,634
Vale SA	967,379	10,540,662
Vale SA sponsored ADR	3,273,883	35,521,631
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	18,515,633	28,250,650
TOTAL BRAZIL		326,785,491
China - 24.2%
Airtac International Group	532,773	13,716,610
Alibaba Group Holding Ltd.	14,564,879	143,321,681
Anta Sports Products Ltd.	2,203,482	19,770,518
BYD Co. Ltd. (H Shares)	1,754,371	51,937,761
China Construction Bank Corp. (H Shares)	84,161,778	58,924,071
China Life Insurance Co. Ltd. (H Shares)	24,692,697	34,323,287
China Merchants Bank Co. Ltd. (H Shares)	3,813,000	15,861,369
ENN Energy Holdings Ltd.	1,195,300	8,399,236
Fuyao Glass Industries Group Co. Ltd. (A Shares)	6,388,949	39,830,547
Haier Smart Home Co. Ltd.	12,318,600	40,274,621
Industrial & Commercial Bank of China Ltd. (H Shares)	69,262,566	38,475,017
Innovent Biologics, Inc. (a)(b)	4,781,962	23,686,866
JD.com, Inc. sponsored ADR	725,880	19,155,973
Kweichow Moutai Co. Ltd. (A Shares)	290,625	57,212,438
Li Auto, Inc. Class A (a)	2,754,500	26,945,125
Meituan Class B (a)(b)	4,604,275	63,753,879
NetEase, Inc. ADR	219,320	20,201,565
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	276,751	17,385,498
PDD Holdings, Inc. ADR (a)	933,237	120,284,917
PetroChina Co. Ltd. (H Shares)	45,748,039	39,875,864
Ping An Insurance Group Co. of China Ltd. (H Shares)	6,723,970	29,199,660
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	828,719	29,512,371
Sinotruk Hong Kong Ltd.	13,849,987	36,429,374
Tencent Holdings Ltd.	6,706,345	309,474,046
Tencent Music Entertainment Group ADR	2,005,300	28,435,154
Trip.com Group Ltd. ADR (a)	1,029,964	43,804,369
Xiaomi Corp. Class B (a)(b)	9,779,600	21,004,932
Zhongji Innolight Co. Ltd. (A Shares)	1,080,560	19,381,907
Zijin Mining Group Co. Ltd. (H Shares)	32,912,724	66,812,470
TOTAL CHINA		1,437,391,126
Greece - 0.3%
Athens International Airport SA	86,800	747,945
OPAP SA	971,000	16,929,431
TOTAL GREECE		17,677,376
Hungary - 1.4%
OTP Bank PLC	968,686	49,604,563
Richter Gedeon PLC	1,087,333	30,998,176
TOTAL HUNGARY		80,602,739
India - 18.1%
Axis Bank Ltd.	4,640,266	64,626,255
Bharti Airtel Ltd.	5,351,255	95,328,725
Computer Age Management Services Private Ltd.	451,208	24,434,743
HDFC Bank Ltd.	6,521,194	126,018,672
HDFC Standard Life Insurance Co. Ltd. (b)	2,660,665	22,736,843
Hindustan Aeronautics Ltd.	1,184,172	69,624,439
ICICI Bank Ltd.	6,529,151	95,173,089
Infosys Ltd.	1,971,620	43,720,799
Jindal Steel & Power Ltd.	782,600	9,237,129
Larsen & Toubro Ltd.	1,273,750	58,037,548
Mahindra & Mahindra Ltd.	531,500	18,458,573
MakeMyTrip Ltd. (a)(c)	145,300	13,598,627
Mankind Pharma Ltd. (a)	880,475	21,327,341
Max Healthcare Institute Ltd.	1,104,200	12,162,608
NHPC Ltd.	18,158,200	22,780,216
NTPC Ltd.	12,436,173	61,788,892
Reliance Industries Ltd.	4,105,624	147,638,156
SBI Life Insurance Co. Ltd. (b)	1,022,200	21,409,628
Tata Consultancy Services Ltd.	581,632	30,463,716
Tata Steel Ltd.	8,782,099	17,341,247
Ultratech Cement Ltd.	201,568	28,617,486
Zomato Ltd. (a)	26,566,128	72,802,559
TOTAL INDIA		1,077,327,291
Indonesia - 2.0%
PT Bank Central Asia Tbk	135,659,100	85,725,538
PT Bank Mandiri (Persero) Tbk	19,203,055	7,573,478
PT Bank Rakyat Indonesia (Persero) Tbk	80,055,945	23,035,303
TOTAL INDONESIA		116,334,319
Korea (South) - 13.2%
AMOREPACIFIC Corp.	230,574	30,585,196
BGF Retail Co. Ltd.	96,170	7,259,491
Hana Financial Group, Inc.	487,170	23,010,753
Hyundai Motor Co. Ltd.	299,351	54,415,932
KB Financial Group, Inc.	697,206	45,300,657
Kia Corp.	470,532	38,507,098
Korea Aerospace Industries Ltd.	582,199	24,226,592
KT&G Corp.	195,350	13,305,802
NAVER Corp.	262,064	33,289,144
Samsung Biologics Co. Ltd. (a)(b)	58,175	39,836,873
Samsung Electronics Co. Ltd.	5,149,381	315,400,949
Samsung Fire & Marine Insurance Co. Ltd.	41,020	11,154,958
Samsung SDI Co. Ltd.	59,350	13,843,235
SK Hynix, Inc.	679,137	96,481,986
SK Square Co. Ltd. (a)	591,608	37,229,509
TOTAL KOREA (SOUTH)		783,848,175
Malaysia - 0.3%
CIMB Group Holdings Bhd	6,224,900	10,066,603
Tenaga Nasional Bhd	1,992,200	6,105,164
TOTAL MALAYSIA		16,171,767
Mexico - 4.0%
America Movil S.A.B. de CV Series L	20,953,374	17,499,571
CEMEX S.A.B. de CV sponsored ADR	3,299,908	21,185,409
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	914,456	26,866,717
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	191,797	21,145,619
Gruma S.A.B. de CV Series B	2,370,233	44,313,218
Grupo Financiero Banorte S.A.B. de CV	8,697,814	65,176,416
Grupo Mexico SA de CV Series B	4,692,200	26,444,152
Wal-Mart de Mexico SA de CV Series V	4,080,924	13,571,684
TOTAL MEXICO		236,202,786
Peru - 0.3%
Credicorp Ltd. (United States)	114,535	19,544,252
Philippines - 0.8%
Ayala Land, Inc.	56,503,300	28,573,710
International Container Terminal Services, Inc.	2,966,000	18,100,557
TOTAL PHILIPPINES		46,674,267
Poland - 0.9%
Allegro.eu SA (a)(b)	808,551	7,425,198
Powszechna Kasa Oszczednosci Bank SA	3,133,635	46,612,791
TOTAL POLAND		54,037,989
Russia - 0.0%
LUKOIL PJSC (a)(d)	568,462	192,610
Sberbank of Russia (a)(d)	5,098,115	34,313
TOTAL RUSSIA		226,923
Saudi Arabia - 2.2%
Al Rajhi Bank	2,092,487	47,740,315
Alinma Bank	3,064,692	26,465,530
Sabic Agriculture-Nutrients Co.	268,600	8,419,030
The Saudi National Bank	4,805,354	48,669,595
TOTAL SAUDI ARABIA		131,294,470
South Africa - 4.2%
Absa Group Ltd.	1,035,417	9,084,949
African Rainbow Minerals Ltd.	2,377,747	28,200,047
Capitec Bank Holdings Ltd.	348,903	54,330,208
FirstRand Ltd.	5,061,585	22,705,916
Impala Platinum Holdings Ltd.	5,698,051	29,272,094
MTN Group Ltd.	3,039,916	13,204,544
Naspers Ltd. Class N	72,209	13,964,874
Northam Platinum Holdings Ltd.	1,622,046	12,705,619
Pepkor Holdings Ltd. (b)	12,594,415	14,100,213
Shoprite Holdings Ltd.	1,468,635	24,556,948
Standard Bank Group Ltd.	2,127,012	25,901,371
TOTAL SOUTH AFRICA		248,026,783
Taiwan - 15.0%
Alchip Technologies Ltd.	640,481	52,394,612
Chailease Holding Co. Ltd.	5,985,278	28,044,242
eMemory Technology, Inc.	106,000	7,562,638
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,150,000	74,864,977
MediaTek, Inc.	1,235,925	47,276,047
Quanta Computer, Inc.	1,005,000	8,599,764
Taiwan Semiconductor Manufacturing Co. Ltd.	21,266,771	623,090,404
Unimicron Technology Corp.	1,809,009	10,124,600
Yageo Corp.	1,570,540	38,466,107
TOTAL TAIWAN		890,423,391
Thailand - 0.5%
PTT Exploration and Production PCL (For. Reg.)	7,631,126	31,557,086
United Arab Emirates - 0.3%
ADNOC Drilling Co. PJSC	13,324,100	15,961,568
United Kingdom - 0.5%
AngloGold Ashanti PLC (c)	1,146,100	32,182,488
TOTAL COMMON STOCKS (Cost $4,585,203,721)		5,562,270,287

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Brazil - 0.4%
Itau Unibanco Holding SA (Cost $17,927,143)	3,703,211	22,182,012

Government Obligations - 0.0%
	Principal Amount (e)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.22% to 5.3% 9/26/24 to 10/24/24 (f) (Cost $2,980,978)	3,010,000	2,980,957

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	340,286,293	340,354,350
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	13,558,817	13,560,173
TOTAL MONEY MARKET FUNDS (Cost $353,914,523)		353,914,523

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,960,026,365)	5,941,347,779
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,238,143)
NET ASSETS - 100.0%	5,936,109,636

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,855	Sep 2024	101,700,375	1,203,754	1,203,754

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $243,647,090 or 4.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,980,957.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	315,028,737	1,502,118,771	1,476,792,241	11,708,632	(917)	-	340,354,350	0.7%
Fidelity Securities Lending Cash Central Fund 5.39%	48,137,657	415,879,837	450,457,321	419,452	-	-	13,560,173	0.1%
Total	363,166,394	1,917,998,608	1,927,249,562	12,128,084	(917)	-	353,914,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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